Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with the rules adopted by the Securities and Exchange Commission, the following tabular disclosure is required to disclose the relationship between executive compensation registrants actually paid and the financial performance of QCR Holdings.  The following tables and graphs show the relationship between the compensation actually paid to our named executive officers and our financial performance.

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return (6)	Net Income (in thousands)	Adjusted Earnings Per Share (non-GAAP)(7)
2023	$1,798,583	$1,342,391	$710,698(3)	$682,704	$136	$111	$113,558	$6.82
2022	$1,855,117	$1,152,003	$797,011(3)	$601,280	$115	$117	$99,066	$6.89
2021	$1,939,141	$1,458,808	$810,346(4)	$856,847	$129	$117	$98,905	$6.37
2020	$2,032,092	$989,964	$928,529(5)	$602,915	$91	$87	$60,582	$4.01

(1)	The CEO in 2023, 2022, 2021 and 2020 was Mr. Helling.
(2)	See the table immediately following these footnotes for a reconciliation of the Summary Compensation Table compensation and the Compensation Actually Paid to the CEO and Non-CEO NEOs.
(3)	Non-CEO NEOs in 2023 and 2022 were Messrs. Gipple, Anderson, Gibson, and McNew.
(4)	Non-CEO NEOs in 2021 were Messrs. Gipple, Anderson, McNew, and Dana L. Nichols.
(5)	Non-CEO NEOs in 2020 were Messrs. Gipple, Anderson, Robert C. Fulp, and Nichols.
(6)	Consists of the cumulative total shareholder return of the KBW NASDAQ Bank Index which we also use in the stock performance graph included in our Annual Report on Form 10-K for the year ended December 31, 2023.
(7)	Adjusted Earnings Per Share is a non-GAAP financial measure. For additional information, including a corresponding reconciliation to GAAP financial measures, see Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 1,798,583	$ 1,855,117	$ 1,939,141	$ 2,032,092
PEO Actually Paid Compensation Amount	$ 1,342,391	1,152,003	1,458,808	989,964
Adjustment To PEO Compensation, Footnote

The following table reconciles the Summary Compensation Table compensation to the Compensation Actually Paid in the above table.

	CEO				Non-CEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Total Compensation as reported in the Summary Compensation Table (“SCT”)	1,798,583	1,855,117	1,939,141	2,032,092	710,698	797,011	810,346	928,529
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(303,489)	(294,582)	(286,937)	(582,304)	(105,819)	(113,945)	(134,808)	(208,025)
- Pension values as reported in the SCT	(500,083)	(561,512)	(725,382)	(546,391)	(74,792)	(154,216)	(150,024)	(142,089)
Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	251,617	203,565	274,001	208,162	101,531	114,802	195,959	105,614
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	77,112	(61,581)	177,669	(105,212)	40,892	(38,590)	96,761	(69,804)
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	6,245	(10,552)	61,734	(31,488)	7,377	(8,405)	34,570	(14,755)
Pension Benefit Service Cost	12,406	21,548	18,582	15,105	2,817	4,623	4,043	3,445
Compensation Actually Paid (“CAP”)	1,342,391	1,152,003	1,458,808	989,964	682,704	601,280	856,847	602,915

Non-PEO NEO Average Total Compensation Amount	$ 710,698	797,011	810,346	928,529
Non-PEO NEO Average Compensation Actually Paid Amount	$ 682,704	601,280	856,847	602,915
Compensation Actually Paid vs. Total Shareholder Return

Relationship between Pay and Financial Performance

The graphs below show the relationship between the CAP and (i) QCR Holdings total shareholder return and the peer group’s total shareholder return, (ii) QCR Holdings net income and (iii) QCR Holdings’ adjusted earnings per share (non-GAAP).

The graph below shows the relationship between CAP and QCR Holdings’ and its peer group’s total shareholder return.

Compensation Actually Paid vs. Net Income	The graph below shows the relationship between CAP and QCR Holdings’ net income.
Compensation Actually Paid vs. Company Selected Measure	The graph below shows the relationship between CAP and QCR Holdings’ adjusted earnings per share (non-GAAP).
Tabular List, Table

The most important financial performance measures used by the Company in setting compensation for the CEO and all non-CEO NEOs for 2023 are listed in the table below.

Net income
Total nonperforming assets to total assets ratio
Adjusted earnings per share (non-GAAP)
Core loan growth
Noninterest income
Return on average equity

Total Shareholder Return Amount	$ 136	115	129	91
Peer Group Total Shareholder Return Amount	111	117	117	87
Net Income (Loss)	$ 113,558,000	$ 99,066,000	$ 98,905,000	$ 60,582,000
Company Selected Measure Amount	6.82	6.89	6.37	4.01
Measure:: 1
Pay vs Performance Disclosure
Name	Net income
Measure:: 2
Pay vs Performance Disclosure
Name	Total nonperforming assets to total assets ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted earnings per share
Measure:: 4
Pay vs Performance Disclosure
Name	Core loan growth
Measure:: 5
Pay vs Performance Disclosure
Name	Noninterest income
Measure:: 6
Pay vs Performance Disclosure
Name	Return on average equity
PEO - Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (303,489)	$ (294,582)	$ (286,937)	$ (582,304)
NEO - Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,819)	(113,945)	(134,808)	(208,025)
PEO - Pension Values As Reported in The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(500,083)	(561,512)	(725,382)	(546,391)
NEO - Pension Values As Reported In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,792)	(154,216)	(150,024)	(142,089)
PEO Change In Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,617	203,565	274,001	208,162
NEO Change In Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,531	114,802	195,959	105,614
PEO Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,112	(61,581)	177,669	(105,212)
NEO Change In Fair Value Of Outstanding And unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,892	(38,590)	96,761	(69,804)
PEO Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,245	(10,552)	61,734	(31,488)
NEO Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,377	(8,405)	34,570	(14,755)
PEO Pension Benefit Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,406	21,548	18,582	15,105
NEO Pension Benefit Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,817	$ 4,623	$ 4,043	$ 3,445